UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C.  20549

			Form 13F

		 FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ]is a restatement.
				  [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Llenroc Capital LLC
Address: 781 Lincoln Avenue, Suite 340
         San Rafael, CA 94901



Form 13F File Number:	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    David S. Post
Title:   Principal Managing Director
Phone:   415-785-3670
Signature, Place, and Date of Signing:

David S. Post	San Rafael, California January 30, 2013


Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE.

[  ] 	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

			  FORM 13F SUMMARY PAGE


Report summary:


Number of other Included Managers:
Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: $171,532



List of other Included Managers:

NO.	Form 13F File Number	Name





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR LEASE CORP CL A            COM              00912x302    11434   531825 SH       Sole                    12500            519325
ANHEUSER-BUSCH INBEV ADREAH RE COM              03524a108    14230   162800 SH       Sole                                     162800
BERKSHIRE HATHAWAY INCDEL CL A COM              084670108     1609       12 SH       Sole                                         12
BROWN FORMAN INC CL B          COM              115637209    11428   180675 SH       Sole                                     180675
CAE INC COM                    COM              124765108      213    21000 SH       Sole                                      21000
CENOVUS ENERGY INC             COM              15135u109    11961   356605 SH       Sole                     3900            352705
CH ROBINSON WORLDWIDE INC      COM              12541w209    11627   183916 SH       Sole                     4800            179116
CINEMARK HOLDINGS INC          COM              17243v102      348    13400 SH       Sole                                      13400
CME GROUP INC                  COM              12572q105    11149   220025 SH       Sole                     5200            214825
CULLEN FROST BANKERS INC COM   COM              229899109      350     6450 SH       Sole                                       6450
DENTSPLY INTL INC              COM              249030107     6524   164700 SH       Sole                                     164700
EXPEDITORS INTL WASH INC       COM              302130109      406    10258 SH       Sole                     2600              7658
FIRST AMERICAN FINANCIAL       COM              31847r102    14215   590090 SH       Sole                                     590090
GENTEX CORP                    COM              371901109     6662   353400 SH       Sole                                     353400
GRACO INC                      COM              384109104    13197   256300 SH       Sole                                     256300
INTEL CORP                     COM              458140100    10366   502700 SH       Sole                                     502700
INTUIT INC                     COM              461202103     1350    22695 SH       Sole                     5150             17545
MASTERCARD IN CLASS A          COM              57636q104     1439     2930 SH       Sole                      650              2280
OCCIDENTAL PETROLEUM           COM              674599105      276     3600 SH       Sole                                       3600
PRICELINE COM INC              COM              741503403     1066     1719 SH       Sole                      400              1319
QUALCOMM INC                   COM              747525103     1511    24420 SH       Sole                     5400             19020
ROCKWELL COLLINS INC           COM              774341101    12294   211353 SH       Sole                                     211353
ROLLINS INCORPORATED           COM              775711104     7191   326275 SH       Sole                                     326275
TECHNE CORP COM                COM              878377100      793    11608 SH       Sole                     2500              9108
TERADATA CORP DEL              COM              88076w103     2853    46100 SH       Sole                                      46100
VERISK ANALYTICS INC CL A      COM              92345y106    14510   284675 SH       Sole                     8150            276525
WELLS FARGO & CO (NEW)         COM              949746101      882    25800 SH       Sole                                      25800
YAHOO! INC                     COM              984332106     1425    71605 SH       Sole                    17300             54305
ZYNGA INC CL A                 COM              98986t108      223    94600 SH       Sole                    23000             71600